Supplement to the
Fidelity Advisor Freedom Funds®
Class A, Class T, Class B and Class C
May 28, 2016
Prospectus

The Board of Trustees of the Freedom Funds has approved, subject to shareholder approval, a new pricing structure for the funds that will reduce the overall expenses that Freedom Fund shareholders pay, relative to the funds’ expenses as of March 31, 2016, and provide for less fluctuation in fund expenses. Under the new structure, each Freedom Fund will charge shareholders for all of its operating expenses directly, and most expenses that are currently charged by the underlying funds in which the Freedom Funds invest will be eliminated. A meeting of shareholders of each Freedom Fund will be held on October 28, 2016, to vote on this proposal and other matters. Shareholders of record on August 29, 2016, are entitled to vote at the meeting.

The proxy statement contains important information relating to the proposal. For a free copy of the proxy statement, please contact Fidelity at 1-877-208-0098. The proxy statement is available on the Securities and Exchange Commission's web site (www.sec.gov).

AFF-16-02 1.790697.151	August 29, 2016

Supplement to the
Fidelity Advisor Freedom Funds®
Class I
May 28, 2016
Prospectus

The Board of Trustees of the Freedom Funds has approved, subject to shareholder approval, a new pricing structure for the funds that will reduce the overall expenses that Freedom Fund shareholders pay, relative to the funds’ expenses as of March 31, 2016, and provide for less fluctuation in fund expenses. Under the new structure, each Freedom Fund will charge shareholders for all of its operating expenses directly, and most expenses that are currently charged by the underlying funds in which the Freedom Funds invest will be eliminated. A meeting of shareholders of each Freedom Fund will be held on October 28, 2016, to vote on this proposal and other matters. Shareholders of record on August 29, 2016, are entitled to vote at the meeting.

The proxy statement contains important information relating to the proposal. For a free copy of the proxy statement, please contact Fidelity at 1-877-208-0098. The proxy statement is available on the Securities and Exchange Commission's web site (www.sec.gov).

AFFI-16-01 1.790698.145	August 29, 2016

Supplement to the
Fidelity Freedom® Funds
May 28, 2016
Prospectus

The Board of Trustees of the Freedom Funds has approved, subject to shareholder approval, a new pricing structure for the funds that will reduce the overall expenses that Freedom Fund shareholders pay, relative to the funds’ expenses as of March 31, 2016, and provide for less fluctuation in fund expenses. Under the new structure, each Freedom Fund will charge shareholders for all of its operating expenses directly, and most expenses that are currently charged by the underlying funds in which the Freedom Funds invest will be eliminated. A meeting of shareholders of each Freedom Fund will be held on October 28, 2016, to vote on this proposal and other matters. Shareholders of record on August 29, 2016, are entitled to vote at the meeting.

The proxy statement contains important information relating to the proposal. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8544. The proxy statement is available on the Securities and Exchange Commission's web site (www.sec.gov).

FF-16-01 1.708110.168	August 29, 2016

Supplement to the
Fidelity Freedom K® Funds
May 28, 2016
Prospectus

The Board of Trustees of the Freedom Funds has approved, subject to shareholder approval, a new pricing structure for the funds that will reduce the overall expenses that Freedom Fund shareholders pay, relative to the funds’ expenses as of March 31, 2016, and provide for less fluctuation in fund expenses. Under the new structure, each Freedom Fund will charge shareholders for all of its operating expenses directly, and most expenses that are currently charged by the underlying funds in which the Freedom Funds invest will be eliminated. A meeting of shareholders of each Freedom Fund will be held on October 28, 2016, to vote on this proposal and other matters. Shareholders of record on August 29, 2016, are entitled to vote at the meeting.

The proxy statement contains important information relating to the proposal. For a free copy of the proxy statement, please contact Fidelity at 1-800-835-5092. The proxy statement is available on the Securities and Exchange Commission's web site (www.sec.gov).

FF-K-16-02 1.900382.125	August 29, 2016